Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Accumulated depreciation	$ (181)	$ (107)
Property and equipment, net	510	311
Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	112	67
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	283	207
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	174	64
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	121	$ 80
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1